Filed pursuant to Rule 497(e)
File Nos. 033-12213; 811-05037

MUZINICH LOW DURATION FUND Supra Institutional Shares (Ticker: MZLSX) MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND Institutional Shares (Ticker: MZHIX) Supra Institutional Shares (Ticker: MZHSX)

each a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated July 24, 2024 to the Statutory Prospectus dated April 30, 2024
Effective July 24, 2024 (the “Effective Date”), John Colantuoni has been added as a portfolio manager of the Muzinich Flexible U.S. High Yield Income Fund (the “U.S. High Yield Fund”). Sam McGairl, Bryan Petermann and Kevin Ziets will continue to serve as portfolio managers of the U.S. High Yield Fund.
Effective July 24, 2024 (the “Effective Date”), Corentin Tarlier has been added as a portfolio manager of the Muzinich Low Duration Fund (the “Low Duration Fund”). Tatjana Greil Castro, Joseph Galzerano, Ian Horn, Eric Schure and Richard Smith will continue to serve as portfolio managers of the Low Duration Fund.

1.    The section titled “Summary Section - Muzinich Flexible U.S. High Yield Income Fund - Management - Portfolio Managers on page 18 of the prospectus is deleted and replaced with the following:

Investment Advisor	Portfolio Managers
Muzinich & Co., Inc.	Bryan Petermann, MBA, Portfolio Manager, Managed the Fund since inception in 2016.
Kevin Ziets, MBA, CFA, Portfolio Manager, Managed the Fund since 2020.
Sam McGairl, Portfolio Manager, Managed the Fund since September 2023.
John Colantuoni, CFA, Portfolio Manager, Managed the Fund since July 2024.

2.    The section titled “Summary Section - Muzinich Low Duration Fund - Management - Portfolio Managers on page 28 of the prospectus is deleted and replaced with the following:

Management

Investment Advisor	Portfolio Managers
Muzinich & Co., Inc.	Tatjana Greil Castro, PhD, M.Sc., Portfolio Manager, Managed the Fund since inception in 2016.
Joseph Galzerano, MBA, CPA, Portfolio Manager, Managed the Fund since 2021.
Ian Horn, CFA, Portfolio Manager, Managed the Fund since 2020.
Eric Schure, CFA, Portfolio Manager, Managed the Fund since 2023.
Richard Smith, CPA, Portfolio Manager, Managed the Fund since 2023.
Corentin Tarlier, CFA, Portfolio Manager, Managed the Fund since July 2024.

3.     The following information is added to the table in the section titled “Management - Portfolio Managers” beginning on page 47 of the prospectus:

Portfolio Manager/Fund	Bio
Corentin Tarlier, CFA Low Duration Fund	Corentin Tarlier joined Muzinich in 2016, initially focusing on Emerging Market and European bonds. Corentin has 12 years of corporate credit trading experience. Prior to joining Muzinich, Corentin was on the Research Team of Mariana Capital Markets and more recently a Trader on the convertible bond desk of MUFG Securities. Corentin graduated with a Bachelor and a Master of Finance from the École Supérieur de Gestion et Finance of Paris and a Master in Global Banking and Finance from the European Business School of London. Corentin holds the Chartered Financial Analyst designation.

John Colantuoni, CFA U.S. High Yield Fund	John joined Muzinich in 2021, initially as a Senior Credit Analyst covering the homebuilders, building materials, packaging and consumer products sectors. John has 16 years of corporate credit research experience. Prior to joining Muzinich, John was at Goldman Sachs Asset Management where he spent five years as Vice President/Senior High Yield Analyst. Prior to that, John spent three years at Legal & General Investment Management as a Senior High Yield Analyst and five years at AllianceBernstein as a Corporate Credit Research Analyst. John received a BA degree in Economics from Hobart College and is a CFA Charterholder.

Please retain this Supplement with the Statutory Prospectus.

Filed pursuant to Rule 497(e)
File Nos. 033-12213; 811-05037

MUZINICH LOW DURATION FUND Supra Institutional Shares (Ticker: MZLSX) MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND Institutional Shares (Ticker: MZHIX) Supra Institutional Shares (Ticker: MZHSX)

each a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated July 24, 2024 to the Statement of Additional Information (“SAI”) dated April 30, 2024
Effective July 24, 2024 (the “Effective Date”), John Colantuoni has been added as a portfolio manager of the Muzinich Flexible U.S. High Yield Income Fund (the “U.S. High Yield Fund”). Sam McGairl, Bryan Peterman and Kevin Ziets will continue to serve as portfolio managers of the U.S. High Yield Fund.
Effective July 24, 2024 (the “Effective Date”), Corentin Tarlier has been added as a portfolio manager of the Muzinich Low Duration Fund (the “Low Duration Fund”). Tatjana Greil Castro, Joseph Galzerano, Ian Horn, Eric Schure and Richard Smith will continue to serve as portfolio managers of the Low Duration Fund.

1.    The following information is updated to the tables in the section titled Management - Information Regarding Portfolio Managers beginning on page 39 of the SAI:

Other Accounts Under Management. The table below identifies, for each portfolio manager of each Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that the advisory fees with respect to any of these accounts are based on account performance, this information is reflected in separate tables below. Information in the table is shown as of December 31, 2023. Asset amounts are approximate and have been rounded.

Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Low Duration Fund
Joseph Galzerano	1	$164 million	20	$14,309 million	7	$821 million
Tatjana Greil Castro	0	$0	4	$10,998 million	7	$871 million
Ian Horn	0	$0	4	$10,998 million	6	$538 million
Eric Schure	0	$0	3	$10,829 million	4	$351 million
Richard Smith	0	$0	14	$11,647 million	2	$159 million
Corentin Tarlier*	0	$0	0	$0	0	$0
U.S. High Yield Fund
John Colantuoni *	1	$73 million	0	$0	0	$0
Sam McGairl	0	$0	2	$1,402 million	5	$291 million
Bryan Petermann	0	$0	8	$2,448 million	22	$3,016 million
Kevin Ziets	0	$0	9	$2,576 million	22	$3,016 million
Credit Opportunities Fund
Anthony DeMeo	1	$164 million	7	$2,776 million	7	$716 million
Stuart Fuller	0	$0	7	$2,994 million	3	$461 million
Joseph Galzerano	1	$164 million	20	$14,309 million	7	$821 million
Warren Hyland	1	$164 million	21	$5,677 million	7	$1,820 million
Michael L. McEachern	1	$164 million	5	$2,574 million	7	$712 million
Thomas Samson	1	$164 million	12	$4,200 million	15	$3,447 million
*Both Corentin Tarlier and John Colantuoni’s information is as of June 30, 2024.

The following table reflects information regarding accounts for which the portfolio manager has day-to-day management responsibilities and with respect to which the advisory fee is based on account performance. Information is shown as of December 31, 2023. Asset amounts are approximate and have been rounded.

Filed pursuant to Rule 497(e)
File Nos. 033-12213; 811-05037

Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Low Duration Fund
Joseph Galzerano	0	$0	0	$0	0	$0
Tatjana Greil Castro	0	$0	0	$0	0	$0
Ian Horn	0	$0	0	$0	0	$0
Eric Schure	0	$0	0	$0	0	$0
Richard Smith	0	$0	0	$0	0	$0
Corentin Tarlier*	0	$0	0	$0	0	$0
U.S. High Yield Fund
John Colantuoni *	1	$73 million	0	$0	0	$0
Sam McGairl	0	$0	0	$0	0	$0
Bryan Petermann	0	$0	1	$94 million	1	$377 million
Kevin Ziets	0	$0	1	$94 million	1	$377 million
Credit Opportunities Fund
Anthony DeMeo	0	$0	0	$0	0	$0
Stuart Fuller	0	$0	0	$0	0	$0
Joseph Galzerano	0	$0	0	$0	0	$0
Warren Hyland	0	$0	0	$0	0	$0
Michael L. McEachern	0	$0	0	$0	0	$0
Thomas Samson	0	$0	1	$361 million	1	$377 million
*Both Corentin Tarlier and John Colantuoni’s information is as of June 30, 2024.

2. The following information is updated to the table in the section titled Management - Information Concerning Compensation of Portfolio Managers beginning on page 45 of the SAI:

Portfolio Managers Ownership in the Funds. The following indicates the beneficial ownership of the Portfolio Managers of each Fund as of December 31, 2023:

Amount Invested Key A.None B.$1-$10,000 C.$10,001-$50,000 D.$50,001-$100,000 E.$100,001-$500,000 F.$500,001-$1,000,000 G.Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in each Fund
	Credit Opportunities Fund	U.S. High Yield Fund	Low Duration Fund
Anthony DeMeo	A	A	A
Stuart Fuller	A	A	A
Joseph Galzerano	D	A	A
Tatjana Greil Castro	A	A	A
John Colantuoni	A	A	A
Ian Horn	A	A	A
Warren Hyland	A	A	A
Michael L. McEachern	F	A	A
Sam McGairl	A	A	A
Bryan Petermann	A	E	A
Thomas Samson	A	A	A
Eric Schure	A	A	A
Richard Smith	A	A	A
Corentin Tarlier	A	A	A
Kevin Ziets	A	F	A

As of June 30, 2024, Mr. Colantuoni and Mr. Tarlier did not own any shares in the Funds.

Please retain this Supplement with the SAI.